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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4809
Liberty All Star Equity Fund
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:			1-617-772-3698

Date of fiscal year end:	12/31/05

Date of reporting period:	3/31/05

Item 1.  Schedule of Investments.

Schedule of Investments as of March 31, 2005 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.6%)

CONSUMER DISCRETIONARY (17.7%)

Auto Components (1.0%)
Johnson Controls, Inc.	190,775	$10,637,614
Visteon Corp. (a)	445,850	2,545,804
		13,183,418
Automobiles (0.9%)
Harley-Davidson, Inc.	87,700	5,065,552
Honda Motor Co., Ltd. (b)	254,050	6,361,412
		11,426,964
Hotels, Restaurants & Leisure (3.1%)
Carnival Corp.	139,025	7,202,885
GTECH Holdings Corp.	37,200	875,316
Marriott International, Inc., Class A	90,000	6,017,400
MGM Mirage (a)	92,000	6,515,440
Starbucks Corp. (a)	195,705	10,110,121
Starwood Hotels & Resorts Worldwide, Inc.	155,175	9,315,155
		40,036,317
Household Durables (1.1%)
Newell Rubbermaid, Inc.	139,750	3,066,115
Whirlpool Corp.	165,375	11,200,849
		14,266,964
Internet & Catalog Retail (2.0%)
Amazon.com, Inc. (a)	373,495	12,799,674
eBay, Inc. (a)	364,425	13,578,475
		26,378,149
Leisure Equipment & Products (0.1%)
Brunswick Corp.	12,725	596,166

Media (5.0%)
Comcast Corp., Class A (a)	270,000	9,018,000
Interpublic Group of Companies, Inc. (a)	460,000	5,648,800
Liberty Media Corp., Class A (a)	1,248,992	12,952,047
Liberty Media International, Inc., Class A (a)	158,487	6,932,221
Pixar, Inc. (a)	112,800	11,003,640
Time Warner, Inc. (a)	125,000	2,193,750
The Walt Disney Co.	224,000	6,435,520
XM Satellite Radio Holdings, Inc., Class A (a)	327,880	10,328,220
		64,512,198

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Multi-line Retail (1.6%)
J.C. Penney Co., Inc.	137,250	$7,126,020
Kohl’s Corp. (a)	56,600	2,922,258
Wal-Mart Stores, Inc.	224,400	11,244,684
		21,292,962
Specialty Retail (2.9%)
Circuit City Stores, Inc.	53,450	857,873
Foot Locker, Inc.	24,000	703,200
The Gap, Inc.	410,000	8,954,400
The Home Depot, Inc.	143,000	5,468,320
RadioShack Corp.	240,525	5,892,862
Ross Stores, Inc.	150,000	4,371,000
TJX Companies, Inc.	448,175	11,038,550
		37,286,205
CONSUMER STAPLES (3.8%)

Food & Staples Retailing (1.0%)
CVS Corp.	119,000	6,261,780
Walgreen Co.	146,000	6,485,320
		12,747,100
Food Products (2.4%)
Archer-Daniels-Midland Co.	17,725	435,680
Dean Foods Co. (a)	43,300	1,485,190
General Mills, Inc.	128,700	6,325,605
Sara Lee Corp.	478,900	10,612,424
Smithfield Foods, Inc. (a)	95,900	3,025,645
Tate & Lyle PLC (b)	241,275	9,692,765
		31,577,309
Tobacco (0.4%)
Altria Group, Inc.	68,950	4,508,641

ENERGY (3.4%)

Energy Equipment & Services (1.5%)
Halliburton Co.	150,000	6,487,500
Schlumberger Ltd.	85,000	5,990,800
Tidewater, Inc.	176,000	6,839,360
		19,317,660

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Oil & Gas (1.9%)
BP PLC (b)	88,200	$5,503,680
Burlington Resources, Inc.	120,000	6,008,400
ConocoPhillips	62,000	6,686,080
Premcor, Inc.	102,650	6,126,152
		24,324,312
FINANCIALS (20.5%)

Capital Markets (3.8%)
The Goldman Sachs Group, Inc.	60,000	6,599,400
Merrill Lynch & Co., Inc.	269,000	15,225,400
Morgan Stanley	483,925	27,704,706
		49,529,506
Commercial Banks (2.3%)
Bank of America Corp. (c)	228,912	10,095,019
Bank of New York Co., Inc.	291,000	8,453,550
Comerica, Inc.	41,225	2,270,673
Commerce Bancorp, Inc.	176,130	5,718,941
Fifth Third Bancorp	80,000	3,438,400
		29,976,583
Diversified Financial Services (3.6%)
CIT Group, Inc.	247,200	9,393,600
Citigroup, Inc.	464,575	20,878,001
J.P. Morgan Chase & Co.	466,175	16,129,655
		46,401,256
Insurance (8.0%)
AFLAC, Inc.	66,200	2,466,612
Allstate Corp.	102,275	5,528,987
American International Group, Inc.	214,450	11,882,674
Aon Corp.	562,625	12,850,355
Genworth Financial, Inc., Class A	178,125	4,902,000
Loews Corp.	152,525	11,216,688
Marsh & McLennan Companies, Inc.	136,700	4,158,414
MBIA, Inc.	69,250	3,620,390
MetLife, Inc.	330,900	12,938,190
The Progressive Corp.	232,105	21,297,955
Torchmark Corp.	97,575	5,093,415
XL Capital Ltd., Class A	95,300	6,896,861
		102,852,541

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Real Estate (0.8%)
CB Richard Ellis Group, Inc., Class A (a)	126,375	$4,421,861
Host Marriott Corp.	5,650	93,564
HRPT Properties Trust	12,600	150,066
The St. Joe Co.	38,250	2,574,225
Trizec Properties, Inc.	175,550	3,335,450
		10,575,166
Thrifts & Mortgage Finance (2.0%)
Fannie Mae	161,350	8,785,507
Freddie Mac	205,425	12,982,860
The PMI Group, Inc.	37,700	1,432,977
Radian Group, Inc.	51,525	2,459,804
		25,661,148
HEALTH CARE (13.8%)

Biotechnology (6.1%)
Affymetrix, Inc. (a)	160,000	6,854,400
Amgen, Inc. (a)	268,100	15,606,101
Cephalon, Inc. (a)	110,000	5,151,300
Charles River Laboratories International, Inc. (a)	105,000	4,939,200
Genentech, Inc. (a)	405,930	22,979,697
Genzyme Corp. (a)	120,000	6,868,800
Invitrogen Corp. (a)	87,000	6,020,400
MedImmune, Inc. (a)	424,000	10,095,440
		78,515,338
Health Care Equipment & Supplies (2.0%)
Alcon, Inc.	74,000	6,607,460
Baxter International, Inc.	225,000	7,645,500
Boston Scientific Corp. (a)	160,000	4,686,400
Fisher Scientific International, Inc. (a)	120,000	6,830,400
		25,769,760
Health Care Providers & Services (2.5%)
AmerisourceBergen Corp.	67,325	3,857,049
CIGNA Corp.	105,175	9,392,128
HCA, Inc.	83,375	4,466,399
McKesson Corp.	272,750	10,296,312
Tenet Healthcare Corp. (a)	269,450	3,106,759
Triad Hospitals, Inc. (a)	40,600	2,034,060
		33,152,707

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	288,575	$7,347,120
Merck & Co., Inc.	194,000	6,279,780
Pfizer, Inc.	537,650	14,124,065
Teva Pharmaceutical Industries Ltd. (b)	165,000	5,115,000
Wyeth	216,000	9,110,880
		41,976,845
INDUSTRIALS (12.9%)

Aerospace & Defense (2.6%)
The Boeing Co.	485,575	28,386,714
Bombardier, Inc., Class B	1,131,150	2,524,575
Goodrich Corp.	54,250	2,077,233
		32,988,522
Air Freight & Logistics (0.4%)
Ryder System, Inc.	123,000	5,129,100

Airlines (0.1%)
Southwest Airlines Co.	119,700	1,704,528

Commercial Services & Supplies (1.5%)
Apollo Group, Inc., Class A (a)	121,565	9,003,104
Cendant Corp.	198,100	4,068,974
Monster Worldwide, Inc. (a)	215,000	6,030,750
PHH Corp. (a)	13,791	301,609
		19,404,437
Electrical Equipment (1.8%)
ABB Ltd. (a)(b)	87,900	544,980
American Power Conversion Corp.	640,000	16,710,400
Emerson Electric Co.	92,000	5,973,560
		23,228,940
Industrial Conglomerates (2.1%)
General Electric Co.	421,200	15,188,472
Tyco International Ltd.	370,525	12,523,745
		27,712,217
Machinery (2.4%)
Caterpillar, Inc.	70,000	6,400,800
Danaher Corp.	110,000	5,875,100

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Machinery (continued)
Illinois Tool Works, Inc.	63,000	$5,640,390
Navistar International Corp. (a)	191,475	6,969,690
Pall Corp.	230,000	6,237,600
		31,123,580
Road & Rail (1.9%)
CSX Corp.	177,275	7,383,504
Norfolk Southern Corp.	175,000	6,483,750
Swift Transportation Co., Inc. (a)	89,675	1,985,404
Union Pacific Corp.	127,600	8,893,720
		24,746,378
Trading Companies & Distributors (0.1%)
Hughes Supply, Inc.	38,550	1,146,863

INFORMATION TECHNOLOGY (20.9%)

Communications Equipment (2.5%)
Cisco Systems, Inc. (a)	647,100	11,576,619
Nokia Oyj (b)	470,000	7,252,100
QUALCOMM, Inc.	354,400	12,988,760
		31,817,479
Computers & Peripherals (3.7%)
Dell, Inc. (a)	268,900	10,331,138
EMC Corp. (a)	547,500	6,745,200
Hewlett-Packard Co.	606,775	13,312,643
Network Appliance, Inc. (a)	627,200	17,348,352
		47,737,333
Electronic Equipment & Instruments (2.7%)
Agilent Technologies, Inc. (a)	374,950	8,323,890
Avnet, Inc. (a)	235,075	4,330,082
Sanmina-SCI Corp. (a)	1,209,325	6,312,676
Symbol Technologies, Inc.	620,000	8,983,800
Vishay Intertechnology, Inc. (a)	580,000	7,209,400
		35,159,848
Internet Software & Services (1.3%)
Yahoo!, Inc. (a)	498,100	16,885,590

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

IT Services (0.6%)
BearingPoint, Inc. (a)	591,605	$5,188,376
Electronic Data Systems Corp.	112,600	2,327,442
		7,515,818

Semiconductors & Semiconductor Equipment (5.4%)
Analog Devices, Inc.	155,000	5,601,700
Applied Materials, Inc. (a)	543,015	8,823,994
Intel Corp.	649,000	15,076,270
Maxim Integrated Products, Inc.	259,900	10,622,113
Novellus Systems, Inc. (a)	479,300	12,811,689
Teradyne, Inc. (a)	192,400	2,809,040
Texas Instruments, Inc.	240,000	6,117,600
Xilinx, Inc.	297,900	8,707,617
		70,570,023

Software (4.7%)
Adobe Systems, Inc.	115,000	7,724,550
Computer Associates International, Inc.	455,208	12,336,137
Electronic Arts, Inc. (a)	171,100	8,859,558
Microsoft Corp.	522,475	12,628,221
Oracle Corp. (a)	550,000	6,864,000
Symantec Corp. (a)	559,600	11,936,268
		60,348,734

MATERIALS (2.3%)

Chemicals (1.3%)
Bayer AG (b)	91,235	3,018,966
Dow Chemical Co.	20,875	1,040,619
The Mosaic Co. (a)	478,550	8,164,063
Praxair, Inc.	100,000	4,786,000
		17,009,648

Containers & Packaging (0.1%)
Pactiv Corp. (a)	28,750	671,312

Metals & Mining (0.4%)
Freeport-McMoRan Copper & Gold, Inc., Class B	128,511	5,090,321

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Paper & Forest Products (0.5%)
Abitibi Consolidated, Inc.	495,400	$2,293,702
International Paper Co.	140,640	5,174,146
		7,467,848

TELECOMMUNICATION SERVICES (0.4%)

Wireless Telecommunication Services (0.4%)
Telephone & Data Systems, Inc.	58,325	4,759,320

UTILITIES (1.9%)

Electric Utilities (0.6%)
Wisconsin Energy Corp.	234,475	8,323,862

Multi-Utilities & Unregulated Power (1.3%)
NRG Energy, Inc. (a)	105,425	3,600,264
Reliant Energy, Inc. (a)	909,925	10,354,946
SCANA Corp.	67,725	2,588,450
		16,543,660

TOTAL COMMON STOCKS (COST OF $1,146,282,874)		1,262,950,576

	INTEREST RATE	MATURITY DATE	PAR VALUE
CONVERTIBLE BONDS (0.1%)

INDUSTRIALS (0.1%)

Airlines (0.1%)

Delta Air Lines, Inc. (Cost of $1,425,473)	8.00%	06/03/23	$1,988,000	814,464

See Notes to Schedule of Investments.

	PAR VALUE	MARKET VALUE
SHORT-TERM INVESTMENT (2.3%)

REPURCHASE AGREEMENT (2.3%)
Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.45%, collateralized by U.S. Treasury Bonds with various maturities to 02/01/25, market value of $30,659,024 (repurchase proceeds $30,047,045) (Cost of $30,045,000)	$30,045,000	$30,045,000

TOTAL INVESTMENTS (100.0%) (COST OF $1,177,753,347)		1,293,810,040

OTHER ASSETS & LIABILITIES, NET (0.0%)		121,821

NET ASSETS (100.0%)		$1,293,931,861

NET ASSET VALUE PER SHARE (149,262,421 SHARES OUTSTANDING)		$8.67

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.

(b) Represents an American Depositary Receipt.

(c) Investments in affiliates during the three months ended March 31, 2005:

Security name:	Bank of America Corp.
Shares as of 12/31/04:	228,912
Shares purchased:	—
Shares sold:	—
Shares as of 03/31/05:	228,912
Net realized gain (loss):	—
Dividend income earned:	$103,010
Value at end of period:	$10,095,019

Gross unrealized appreciation and depreciation of investments at March 31, 2005 is as follows:
Gross unrealized appreciation	$215,445,291
Gross unrealized depreciation	(99,388,598)
Net unrealized appreciation	$116,056,693

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Liberty All-Star Equity Fund

By (Signature and Title)	/S/ William R. Parmentier, Jr.
William R. Parmentier, Jr., President

Date	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ William R. Parmentier, Jr.
William R. Parmentier, Jr., President

Date	May 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 26, 2005